LONG-TERM EMPLOYEE-RELATED OBLIGATIONS	12 Months Ended
Dec. 31, 2014
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS [Abstract]
LONG-TERM EMPLOYEE-RELATED OBLIGATIONS

NOTE 13 -  LONG-TERM EMPLOYEE-RELATED OBLIGATIONS

 Severance pay:

TAT's liability for severance pay, for their Israeli employees, is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The liability is presented on the undiscounted basis. The Israeli company records an expense for the net increase in its severance liability.

TAT's liability for all of its Israeli employees is fully covered for by monthly deposits with severance pay funds, insurance policies, Mivtahim Social Insurance Institution Ltd. ("Mivtahim"). The liability covered by deposits with Mivtahim is irrevocably transferred to Mivtahim. Accordingly, neither the amounts accumulated with Mivtahim, nor the corresponding liabilities for severance pay are reflected in the consolidated balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrender value of these policies and includes profits (or loss) accumulated through the balance sheet date.

Severance pay expenses for TAT were $555, $555 and $495 for the years ended December 31, 2014, 2013 and 2012, respectively.

Limco-Piedmont sponsors a 401(K) profit sharing plan covering substantially all of its employees. The plan permits the employer to contribute a discretionary amount for a plan year, which the employer designates a qualified non-elective contribution. Contributions to plan by Limco-Piedmont were $251, $253 and $209 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Group (excluding discontinued operation) expects to contribute approximately $820 in 2015 to the pension funds and insurance companies in respect of their severance and pension pay obligations.

The Israeli company is required to make severance payment upon dismissal of an employee or upon termination of employment in certain circumstances. The severance payment liability to the employees is recorded on the Company's balance sheets under “Employee rights upon retirement.” The liability is recorded as if it were payable at each balance sheet date on an undiscounted basis.

The liability is funded in part from the purchase of insurance policies or by the establishment of pension funds with dedicated deposits in the funds. The amounts used to fund these liabilities are included in the balance sheets under “Liability in respect of employee rights upon retirement.” These policies are the Company's assets. However, under employment agreements and subject to certain limitations, any policy may be transferred to the ownership of the individual employee for whose benefit the funds were deposited.

According to Section 14 of the Israeli Severance Pay Law, the Israeli company liability for certain employees, according to their employment agreements, make regular deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee's rights upon retirement. The Israeli company is fully relieved from any severance pay liability with respect to each such employee after they make the payments on behalf of the employee. The liability accrued in respect of these employees and the amounts funded, as of the respective agreement dates, are not reflected in the Israeli Company balance sheets, as the amounts funded are not under the control and management of the Israeli company and the pension or severance pay risks have been irrevocably transferred to the applicable insurance companies (the “Contribution Plans”).

The amounts of severance payments, actually paid to retired employees, by TAT were $568, $226 and $26 for the years ended December 31, 2014, 2013 and 2012.

TAT expects to pay $1,538 in future benefits to their employees during 2015 to 2024 upon their normal retirement age - see breakdown below. The amount was determined based on the employee's current salary rates and the number of service years that will be accumulated upon the retirement date. These amounts do not include amounts that might be paid to employees that will cease working for the Israeli company before their normal retirement age.

Year	Amount
2015	$201
2016	132
2017	152
2018	298
2019	168
Thereafter (through 2024)	587
$1,538